U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1.   Name  and  address  of  issuer:  Prudential  Government
          Income  Fund, Inc., 100 Mulberry Street, Gateway Center
          Three, Newark, New Jersey 07102-4077.

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                       [X]

     3.   Investment Company Act File Number:  811-3712.
          Securities Act File Number: 2-82976.

     4(a).Last day of fiscal year for which this Form is filed:
          February 28, 1999.

       (b).[  ] Check box if this Form is being filed late  (i.e.
more
          than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last time the issuer  will
     be      filing this Form

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                      $     0

        (ii) Aggregate price of securities redeemed
             or repurchased during the fiscal year
             (if applicable):                      $337,598,735

       (iii) Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending non earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission.                            $474,463,599

        (iv)Total available redemption credits
             [add items 5(ii) and 5(iii).           $812,062,334
         (v)Net sales - If item 5(i) is greater
             than Item 5(iv) [subtract item 5(iv)
             from item 5(I).                         $     0
        (vi)      Redemption credits available for use
             in future years.
             -if item 5(i) is less than item 5(iv)
             [subtract item 5(i) from item (5(iv)]  $812,062,334

       (vii)     Multiplier for determining registration
             fee (See instuction C.9):               x   .000278

      (viii)    Registration fee due [multiply item 5(v)
             by item 5(vii)] enter "0" if no fee is
             due.                                    =$    0

          6.   Prepaid Shares

           If  the  response  to  item  5(i)  was  determined  by
deducting            an amount of securities that were registered
under the           Securities Act of 1933 pursuant to rule 24e-2
as  in                effect before [effective date of rescission
of  rule  24e-         2], then report the amount  of  securities
(number   of                 shares  or  other  units)   deducted
here:47,912,359.  If there          is   a number  of  shares  or
other  units  that were                   registered pursuant  to
rule  24e-2  remaining unsold at the           end of the  fiscal
year  for  which this form is filed that       are available  for
use  by  the  issuer in future fiscal                years,  then
state that number here:82,155,672.

     7.   Interest due - if this Form is being filed
             more than 90 days after the end of the of
             the issuer's fiscal year (See Instruction D):+$    0

          8.   Total amount of the registration fee due
               plus any interest due [line 5(viii)plus
               line 7]:                                      =$    0

           9. Date the registration fee and any interest payment was
         sent to the Commission's lockbox depository:


         Method of Delivery:

                   [ ] Wire Transfer
                   [ ] Mail or other means


                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)/s/ Deborah A. Docs

                         Secretary

Date  May 24, 1999